SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Cash equivalents	$ 0		$ 0
Assets held-in-trust account			0
Transaction Costs Allocated To Warrant Liabilities	(675,351)
Offering costs	14,006,535
Transaction Costs		$ 14,681,886
Underwriting fees		5,250,000
Deferred underwriting fees payable	9,082,500	9,082,500
Other offering costs		$ 349,386
Unrecognized tax benefits	0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0
Shares subject to forfeiture	787,500
Federal Depository Insurance Coverage	$ 250,000
Class A Common Stock
Number of warrants to purchase shares issued	12,412,500